Inventories	12 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
Inventories
10.
Inventories

Inventories consist of the following:

	As of March 31,
	2025		2024
Raw materials	Rs.	20,165	Rs.	19,030
Work-in-progress		16,525		14,222
Finished goods (includes stock-in-trade)		28,395		25,249
Packing materials, stores and spares		6,000		5,051
	Rs.	71,085	Rs.	63,552

Details of inventories recognized in the consolidated income statement are as follows:

	For the Year Ended March 31,
	2025		2024		2023
Raw materials, consumables and changes in finished goods and work in progress	Rs.	94,580	Rs.	78,526	Rs.	71,708
Inventories write-down		5,220		3,563		4,869

During the years ended March 31, 2025 and 2024, amounts of Rs.3,331 and Rs.4,232, respectively, representing government grants, has been accounted for as a reduction from cost of revenues.